UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.		Name and address of issuer:

Meeder Funds
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

2.		The name of each series or class of securities for which this
Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Quantex Fund,
Spectrum Fund,
Prime Money Market Fund,
Muirfield Fund,
Aggressive Growth Fund,
Dynamic Growth Fund,
Balanced Fund,
Global Opportunities Fund,
Total Return Bond Fund,
Dividend Opportunities Fund, and
Institutional Prime Money Market Fund

3.		Investment Company Act File Number: 811-3462

Securities Act File Number: 002-85378

4(a).		Last day of fiscal year for which this Form is filed:
December 31, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer’s
fiscal year). (See Instruction A.2)

Note:		If the Form is being filed late, interest must
be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be
		filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to
		section 24(f):	$1,416,597,852

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$1,548,195,874

	(iii)	Aggregate price of securities redeemed
		or repurchased during any prior fiscal year
		ending no earlier than October 11, 1995
		that were not previously used to reduce
		registration fees payable to the
		Commission:	$0

	(iv)	Total available redemption credits [add
		Items 5(ii) and 5(iii)]:	$1,548,195,874

	(v)	Net sales - if Item 5(i) is greater than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(I)]:	$0

	(vi)	Redemption credits available for use
		in future years if Item 5(i) is less than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(I)]:	$131,598,022

	(vii)	Multiplier for determining registration fee (See Instruction C.9):
		x	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter “0” if no fee is due):
		=	$0.00

6.		Prepaid Shares

		If the response to item 5(i) was determined by deducting
		an amount of securities that were registered under the
		Securities Act of 1933 pursuant to rule 24e-2 as in effect
		before [effective date of rescission of rule 24e-2], then
		report the amount of securities (number of shares or
		other units) deducted here:	$0

		If there is a number of shares or other units that were
		registered pursuant to rule 24e-2 remaining unsold at
		the end of the fiscal year for which this form is filed that
		are available for use by the issuer in future fiscal years,
		then state that number here:	$0

7.		Interest due - if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
		year (see Instruction D):	$0

8.		Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
		=	$0.00

9.		Date the registration fee and any interest payment
was sent to the Commission’s lockbox depository:

Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ BRUCE E. MCKIBBEN, TREASURER

Date:		March 7, 2017

*	Please print the name and title of the signing officer below the signature.